Pension and Postretirement Benefit Plans and Defined Contribution Plans - Narrative (Detail) - USD ($) $ in Millions			12 Months Ended
		Sep. 03, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, cost recognized			$ 287	$ 278	$ 266
Hospira [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation		$ 115
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation	[1],[2]		$ 14,926	$ 16,575	$ 13,976
U.S. Qualified Pension Plans [Member] | Hospira [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase in benefit obligation from plan termination		$ 122

[1]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation (PBO). For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $14.8 billion in 2015 and $16.3 billion in 2014. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2015 and $1.4 billion in 2014. The ABO for our international pension plans was $8.8 billion in 2015 and $10.3 billion in 2014.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.